Cash Equivalents and Investments Classified as Available-for-sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 226,282	$ 127,041	$ 184,463
Unrealized Gain (Loss)	(36)	33	(1)
Estimated Fair Value	226,246	127,074	184,462
Money market funds
Schedule of Available-for-sale Securities [Line Items]
Cost	103,302	43,303	166,696
Estimated Fair Value	103,302	43,303	166,696
Corporate notes and commercial paper
Schedule of Available-for-sale Securities [Line Items]
Cost	77,020	64,403	9,895
Unrealized Gain (Loss)	(16)	22	(2)
Estimated Fair Value	77,004	64,425	9,893
U.S. government agency securities
Schedule of Available-for-sale Securities [Line Items]
Cost	45,960	19,335	7,872
Unrealized Gain (Loss)	(20)	11	1
Estimated Fair Value	45,940	19,346	7,873
Cash equivalents
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value	103,302	43,303
Short-term investments
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value	95,358	77,656
Long-term investments
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value	$ 27,586	$ 6,115